Exhibit 99.13

May 17, 2017

Due Diligence Narrative Report for:

MFA 2017-RPL1

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TABLE OF CONTENTS

Residential RealEstate Review, Inc. Contact Information	3

Overview	4-5

RRR’s Third Party Scope of Work	6

RRR’s Summary of Results	7-9

RRR Third Party Reports Delivered	9

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Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrreview.com

➢	Ann Woodbury

Vice President

801-293-2579

Ann.Woodbury@rrreview.com

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OVERVIEW

Review 1

In August 2016, Credit Suisse (“CS”) engaged Residential RealEstate Review, Inc. (“RRR”) to conduct a review of 456 loans. The original Due Diligence for these loans took place between August 12, 2016 and September 16, 2016. Subsequent to the original work on this deal, various trailing documents and information was received by RRR. Any necessary changes based on that information has been included in our Summary of Results and reports. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	456
Servicer Comment History Review	456
Modification Review	313
HUD/ TIL Doc Inventory	456
Title/Tax/Lien Review	456

Review 2

In September 2016, CS engaged RRR to conduct a separate review on an additional 536 loans. The Due Diligence for these loans took place between September 20, 2016 and October 5, 2016. Subsequent to the original work on this deal, various trailing documents and information was received by RRR. Any necessary changes based on that information has been included in our Summary of Results and reports. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	536
Servicer Comment History Review	536
Modification Review	351
HUD / TIL Doc Inventory	536
Title/Tax/Lien Review	536

(Cont’d)

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Review 3

Additionally in April 2017, CS engaged RRR to conduct a separate review on 992 loans. The Due Diligence for these loans took place between April 3, 2017 and May 19, 2017. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review Update	992

The scope of work performed by RRR for each of the above categories is described on the following pages.

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SCOPE OF WORK

The scope of work for the two reviews outlined above consisted of the following:

PAY HISTORY REVIEW

RRR reviewed up to 13 months of cash flow history and captured the monthly P & I payments and due dates at each month end.

PAY HISTORY REVIEW Update (Review 3 only)

RRR reviewed updated cash flow since the review in August-October 2016 through March 31, 2017 and captured the monthly P&I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRR reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

MODIFICATION REVIEW

RRR reviewed the documentation in file to identify the applicable modification agreement and capture relevant modification fields for our client.

HUD1/TIL DOCUMENT INVENTORY

RRR reviewed the documentation in file to confirm that a final HUD and TIL were present.

TITLE/TAX/LIEN REVIEW

RRR engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Priority Liens
6.	Tax Liens
7.	Whether Subject mortgage was on title
8.	Potential Assignment Chain issues
9.	Whether subject mortgage was in 1st Lien Position
10.	Whether mortgage was in a Super Lien State

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Summary of Results - Review 1

PAY HISTORY REVIEW

RRR reviewed 456 loans and captured the data and reported it to our client in the Final Loan Review Results File 1.

SERVICER COMMENT HISTORY REVIEW

RRR reviewed 456 loans and reported any pertinent information based on comment history in the Scrub Note section of the Final Loan Review Results File 1.

MODIFICATION REVIEW

RRR reviewed   313   loans and captured the data and reported it to our client in the Final Loan Review Results File 1.

HUD/TIL DOCUMENT INVENTORY

RRR reviewed 456 loans and reported the following potential exceptions:

  51 loans did not have TIL’s in the documents we reviewed
  2 TIL’s were reported as deficient due to image quality and/or pages missing
  90 TIL’s were unsigned
  8 HUD’s were unsigned
  66 loans did not have HUD’s in the documents we reviewed

TITLE/TAX/LIEN REVIEW

RRR reviewed the title information on 456 loans and reported the following potential exceptions:

• 14	loans had address variations
• 30	loans showed applicant was not on title
• 48	loans had delinquent or unpaid taxes
• 13	loans had liens other than HOA or municipal prior to mortgage
• 7	loans had municipal liens prior to mortgage
• 26	loans had federal tax liens
• 19	loans had state tax liens
• 9	loans had potential assignment chain issues
• 216	loans in a super lien state

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Summary of Results - Review 2

PAY HISTORY REVIEW

RRR reviewed 536 loans and captured the relevant data and reported it to our client in the Final Loan Review Results File 2.

SERVICER COMMENT HISTORY REVIEW

RRR reviewed 536 loans and reported any pertinent information based on comment history in the Scrub Note section of the Final Loan Review Results File 2.

MODIFICATION REVIEW

RRR reviewed 351 loans and captured the relevant data and reported it to our client in the Final Loan Review Results File 2.

HUD/TIL DOCUMENT INVENTORY

RRR reviewed 536 loans and reported the following potential exceptions:

  57 loans did not have TIL’s in the documents we reviewed
  7 TIL’s were reported as deficient due to image quality and/or pages missing
  135 TIL’s were unsigned
  7 HUD’s were only “copies” and not “true and certified”
  54 HUD’s were unsigned
  30 loans did not have HUD’s in the documents we reviewed

TITLE/TAX/LIEN REVIEW

RRR reviewed the title information on 536 loans and reported the following potential exceptions:

•	38 loans had address variations
•	34 loans showed applicant was not on title
•	41 loans had delinquent or unpaid taxes
•	10 loans had liens other than HOA or municipal prior to mortgage
•	2 loans had municipal liens prior to mortgage
•	27 loans had federal tax liens
•	32 loans had state tax liens
•	55 loans where subject mortgage was not in 1st position
•	11 loans had potential assignment chain issues
•	271 loans were in a super lien state

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Summary of Results - Review 3

Pay History Review Update

RRR reviewed 992 loans and captured the relevant data and reported it to our client in the Final Loan Review Results File 3.

RRR THIRD PARTY REPORTS DELIVERED

RRR furnished the following reports on this transaction:

1.      Narrative Report

2.      Final Loan Review Results File 1

3.      Final Loan Review Results File 2

4.	Title Review Results Report 1
5.	Title Review Results Report 2

6.      Final Loan Review Results File 3

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